Intangible Assets (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Aug. 27, 2020	Jan. 31, 2020	Jan. 31, 2019
Goodwill [Line Items]
Impairment charges of indefinite-lived intangible assets		$ 332,376	$ 332,376	$ 440,598	$ 16,094
Goodwill impairment			177,886	440,598
Goodwill and intangible asset impairment charges		332,376	332,376	440,598	16,094
Books24x7 tradename
Goodwill [Line Items]
Impairment charges of definite lived intangible assets					15,500
Vodeclic tradename
Goodwill [Line Items]
Impairment charges of definite lived intangible assets					$ 600
Skillsoft reporting unit
Goodwill [Line Items]
Impairment charges of indefinite-lived intangible assets		92,200	92,200
Goodwill impairment	$ 107,900	107,900	107,934	321,340
Goodwill and intangible asset impairment charges		92,200
SumTotal reporting unit
Goodwill [Line Items]
Impairment charges of definite lived intangible assets		62,300	62,300
Goodwill impairment	$ 70,000	70,000	$ 69,952	$ 119,258
Goodwill and intangible asset impairment charges		$ 62,300